Disposition of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2024
Disposition of subsidiaries
Summary of assets and liabilities
	As of	As of
	September 30, 2024	September 30, 2023
Carrying amounts of major classes of assets
Cash	$2,458	$35,413
Accounts receivable, net	8,835	19,254,467
Inventories, net	988,571	1,394,037
Advances to suppliers, net	17,710,766	34,242,941
Due to related parties	-	153,477
Prepaid expenses and other current assets	134,562	280,633
Property and equipment, net	10,943,369	11,839,482
Land use right, net	495,415	506,929
Long-term deposits	1,140,133	1,140,133
Prepayment for property and equipment	187,321	3,749,792
Right-of-use assets	-	24,974
Intangible assets, net	3,026	3,182
Total assets of disposed entities	$31,614,456	$72,625,460

Carrying amount of major classes of liabilities
Short-term loans	$4,828,985	$4,830,711
Long-term loans, current portion	581,870	605,620
Accounts payable	4,841,199	4,745,290
Deferred revenue	268,610	210,186
Due to related parties	353,878	-
Taxes payable	112,518	10,544
Lease liabilities	-	32,855
Prepayment from customers	-	1,192,491
Accrued expenses and other current liabilities	572,261	870,942
Deferred tax liabilities	26,284	35,508
Total liabilities of disposed entities	$11,585,605	$12,534,147

Summary of statements of income (loss) and comprehensive income (loss) table textblock
	For the year ended September 30,
	2024	2023
Revenue	$13,086,798	$38,378,197
Cost of revenues	(13,089,365)	(37,344,139)
Gross (loss) profit	(2,567)	1,034,058
Operating expenses	(579,879)	(2,434,290)
Loss from operations	(582,446)	(1,400,232)
Other (expenses) income	(114,534)	450,991
Loss before income tax expenses	(696,980)	(949,241)
Income tax expenses	9,223	301,242
Net loss	$(687,757)	$(647,999)